SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Potential dilutive securities outstanding	3,780,002	5,580,002	5,580,002	16,629,427
Warrant [Member]
Potential dilutive securities outstanding		1,800,000	1,800,000	1,800,000
Preferred Stock [Member]
Potential dilutive securities outstanding	3,780,002	3,780,002	3,780,002	4,633,336
Convertible Debt [Member]
Potential dilutive securities outstanding			0	10,196,091